Income taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
U.S. statutory federal rate	34.00%	34.00%
State and local, net of federal tax	(66.40%)	6.30%
Gain on reduction of contingent obligation	(1251.50%)	(72.50%)
Excess compensation deduction	112.50%	0.00%
Deferred tax adjustment	96.50%	6.70%
Other permanent differences	(2.80%)	3.60%
Income tax provision (benefit)	(1077.70%)	(21.90%)